SEMIANNUAL REPORT

PRIME RESERVE FUND

November 30, 2001

T. ROWE PRICE

TABLE OF CONTENTS
-----------------
Highlights                                                            1
Portfolio Manager's Report                                            2
   Economy and Interest Rates                                         2
   Performance and Strategy Review                                    3
   Outlook                                                            4
Portfolio Highlights                                                  5
Performance Comparison                                                6
Financial Highlights                                                  7
Statement of Net Assets                                               9
Statement of Operations                                              19
Statement of Changes in Net Assets                                   20
Notes to Financial Statements                                        21
Annual Meeting Results                                               24

REPORTS ON THE WEB
------------------
     Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at www.troweprice.com for more information.

PRIME RESERVE FUND
------------------
o Ongoing economic weakness, made worse by the September 11 tragedy, prompted the Federal Reserve to cut interest rates to their lowest level in 40 years.
o The Prime Reserve Fund and PLUS shares turned in solid results but reflected low prevailing money market rates.
o    We  outpaced  our   competition  by  focusing  on  securities  with  longer
     maturities.
o We expect more rate cuts in the short term, but the economy should stabilize in 2002.

PERFORMANCE COMPARISON
----------------------
Periods Ended 11/30/01                 6 Months     12 Months
----------------------                 --------     ---------
Prime Reserve Fund                        1.61%         4.30%
 ................................................................
Prime Reserve
PLUS Shares                               1.50          4.13
 ................................................................
Lipper Money Market
Funds Average                             1.35          3.82
 ................................................................

PRICE AND YIELD
---------------                          Prime           Prime
                                        Reserve         Reserve
Periods Ended 11/30/01                   Shares       PLUS Shares
----------------------                   ------       -----------
Price Per Share                           $1.00           $1.00
Dividends Per Share
      For 6 Months                        0.016           0.015
      For 12 Months                       0.042           0.041
Dividend Yield (7-Day Compound) *         2.27%           2.02%

* Dividends earned and reinvested for the last seven days of the period are annualized and divided by the fund's net asset value per share at the end of the period.

     To  request  a  prospectus  for  any  T.  Rowe  Price  fund,   please  call
1-800-638-5660. Read the prospectus carefully before investing.

PORTFOLIO MANAGERS REPORT
-------------------------
     The T. Rowe Price Prime Reserve Fund reached its 25th anniversary during 2001--a stately record considering that the money fund industry is only 30 years old. However, it was in many ways a challenging time. Reeling from the terrorist attacks of September 11, the economy drifted toward its first recession in a decade, and the Federal Reserve responded by slashing short-term interest rates to their lowest level in 40 years. Money market yields, which track the federal funds target rate, also fell sharply.

ECONOMY AND INTEREST RATES
--------------------------
     The past year has not been a time of comfort for most investors. An already troubled economy was given a terrible shock by the September 11 terrorist attacks in New York and Washington. GDP shrank at an annualized rate of 1.1% in the third quarter, and the National Bureau of Economic Research has concluded that the U.S. is in recession. The human costs of the attacks, including loss of life, bankruptcy, and unemployment, also piled high. Money market securities became a popular refuge for investors seeking increased security.

     The Federal Reserve sought to restore confidence and spur new growth by cutting interest rates very aggressively. Since the end of last year, it cut the fed funds rate 10 times, from 6.5% to 2.0%. (After our reporting period, the Fed reduced the fed funds rate to 1.75% on December 11.) As shown in the accompanying chart, other benchmark rates in the money market followed suit.

The following table was depicted as a line graph in the printed material.

                  6-Month            90-Day        Federal Funds
               Treasury Bill      Treasury Bill     Target Rate
11/30/2000           6.25             6.26              6.5
                     5.73             5.84              6.5
                     4.81             4.99              5.5
2/28                 4.69             4.85              5.5
                     4.13             4.28              5
                     3.95             3.88              4.5
5/31                 3.56             3.61              4
                     3.64             3.651             3.75
                     3.46             3.519             3.75
8/31                 3.29             3.36              3.5
                     2.35             2.37              3
                     1.935            2.007             2.5
11/30/2001           1.738            1.72              2

     Rising economic challenges also introduced a higher-than-normal amount of credit risk into the money markets. Ordinarily, money securities are considered to carry only nominal credit risk since, generally, only higher-quality companies can find willing lenders in the money markets. Nonetheless, money investors were concerned that credit risks were rising in a time of poor economic performance and high-profile bankruptcies, such as Enron's. Attention to credit quality was crucial during the period.

PERFORMANCE AND STRATEGY REVIEW
-------------------------------
     Your fund posted six-month results of 1.61% and a one-year performance of 4.30%. While these returns are modest, we were able to outpace the Lipper Money Market Funds Average for both periods by controlling fund expenses and focusing on sustaining dividend income. This showing continues what has been a proud tradition for the fund: over its history, it has consistently posted superior performance compared with its Lipper benchmark.

The following table was depicted as a bar graph in the printed material.

                Prime Reserve Fund      Lipper Money Market Funds Average
3 Year                  4.98                        4.64
5 Year                  5.03                        4.77
10 Year                 4.51                        4.43
25 Year                 7.24                        7.12

     The performance of the Prime Reserve PLUS shares of the Prime Reserve Fund also exceeded the Lipper benchmark during both periods. We were pleased with these results as the PLUS shares carry a higher expense ratio, reflecting additional services.

     Because the yields on securities with longer maturities fell more slowly than on 90-day issues, we maintained a policy of targeting the long end of our market. Throughout much of the period, weighted average maturity was approximately 15 to 20 days longer than our benchmark average. This helped the fund hold on to its better-yielding portfolio somewhat longer than many of its peers. Toward the end of the period, however, we softened this stance because the benefit of the approach dwindled. The portfolio ended the period with a 67-day weighted average maturity, less than 10 days above our benchmark average and below 78 days on May 31.

     Our credit standards proved to be extremely valuable during the period, allowing the fund to sidestep rising credit risks. Sector exposures changed minimally, with commercial paper rising slightly to 60% of assets. Commercial paper remains attractive because, more often than not in the current environment, it offers the best combination of income and high credit quality.

OUTLOOK
-------
     Although the economy will remain on unstable footing for the coming six months, we have seen signs that the downturn is slowing. The Fed has given indications that it will likely cut rates further in the coming weeks, but that may be all that is necessary. We anticipate that Fed efforts, combined with recent tax cuts, could bring about recovery in mid-2002. This would likely be accompanied by a gradual rise in short-term rates--good news for money fund investors.

Respectfully submitted,

/s/

Edward A. Wiese
President and chairman of the fund's Investment Advisory Commitee
December 22, 2001

     Edward A. Wiese is chairman of the Prime Reserve Fund's Investment Advisory Committee. The chairman has day-to-day responsibility for management and works with the committee in developing and executing the fund's investment program.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
----------------------                                Percent of   Percent of
                                                     Net Assets   Net Assets
                                                        5/31/01     11/30/01
-----------------------------------------------------------------------------
U.S. Negotiable Bank Notes                                  1%           1%
U.S. Negotiable Banker's Acceptances                        1            -
Certificates of Deposit                                    36           35
      Domestic Negotiable CDs                               2            2
      Eurodollar Negotiable CDs                            15           21
      U.S. Dollar Denominated Foreign Negotiable CDs       19           12
Commercial Paper and Medium-Term Notes                     56           60
      Asset-Backed                                         19           22
      Banking                                              12           10
      Insurance                                             3            6
      Telecommunications                                    2            4
      Investment Dealers                                    3            3
      All Other                                            17           15
Foreign Government and Municipalities                       2            1
Funding Agreements                                          3            3
Other Assets Less Liabilities                               1            -

Total                                                     100%         100%

Fixed-Rate Obligations                                     84           90
Floating-Rate Obligations                                  16           10

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

The following tables was depicted as a line graph in the printed material.

                 Lipper Money Market
                   Funds Average              Prime Reserve Shares
                   -------------              --------------------
Nov-1991               10000                        10000
Nov-1992               10349.5                      10346.9
Nov-1993               10622.3                      10618.7
Nov-1994               10990                        10990.8
Nov-1995               11583.8                      11594.1
Nov-1996               12152.8                      12167.8
Nov-1997               12761                        12783.1
Nov-1998               13403.3                      13440.4
Nov-1999               14017.5                      14066.6
Nov-2000               14829.5                      14907.8
Nov-2001               15426.8                      15548.2

     The graph above is based on Prime Reserve shares only. Performance for the PLUS shares would be lower because of higher expenses.

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
                                                              Since   Inception
Periods Ended 11/30/01       1 Year  5 Years   10 Years   Inception        Date
--------------------------------------------------------------------------------
Prime Reserve shares          4.30%    5.03%      4.51%          -            -
Prime Reserve PLUS shares     4.13         -         -       4.78%      11/1/98

     Investment return represents past performance and will vary. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
Unaudited                       For a share outstanding throughout each period

PRIME RESERVE SHARES    6 Months      Year
                           Ended     Ended
                        11/30/01   5/31/01  5/31/00  5/31/99  5/31/98  5/31/97
NET ASSET VALUE
Beginning of period      $ 1.000  $  1.000 $  1.000 $  1.000  $ 1.000  $ 1.000
Investment activities
  Net investment
  income (loss)            0.020     0.057    0.051    0.047    0.050    0.048
Distributions
  Net investment income   (0.020)   (0.057)  (0.051)  (0.047)  (0.050)   (0.048)
NET ASSET VALUE
End of period            $ 1.000  $  1.000 $  1.000 $  1.000  $ 1.000  $  1.000

RATIOS/SUPPLEMENTAL DATA
------------------------
Total return*              1.61%     5.82%   5.22%    4.82%    5.16%     4.92%
Ratio of total expenses to
average net assets         0.64%+    0.59%   0.62%    0.66%    0.63%     0.64%
Ratio of net investment
income (loss) to average
net assets                 3.17%+    5.66%   5.11%    4.70%    5.06%     4.83%
Net assets, end of period
(in millions)            $  5,812 $  5,758 $  5,618 $  5,169  $ 4,889  $  4,561

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
Unaudited                        For a share outstanding throughout each period

PRIME RESERVE PLUS SHARES
-------------------------
                                6 Months        Year              11/1/98
                                   Ended       Ended              Through
                                11/30/01     5/31/01    5/31/00   5/31/99
NET ASSET VALUE
Beginning of period              $ 1.000    $  1.000    $ 1.000  $  1.000
Investment activities
  Net investment income (loss)     0.015       0.055      0.049     0.025
Distributions
  Net investment income           (0.015)     (0.055)    (0.049)   (0.025)
NET ASSET VALUE
End of period                    $ 1.000    $  1.000    $ 1.000  $  1.000

RATIOS/SUPPLEMENTAL DATA

Total returnu                      1.50%       5.66%      5.04%    2.50%
Ratio of total expenses to
average net assets                 0.87%+      0.75%      0.79%    0.82%+
Ratio of net investment income
(loss) to average net assets       2.93%+      5.46%      5.03%    4.22%+
Net assets, end of period
(in millions)                    $   76     $     69    $    49  $     20

* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
+    Annualized

     The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 2001
                                                            Par         Value
                                                              In thousands
BANK NOTES  2.4%
American Express Centurion Bank, VR, 2.32%, 12/3/01      $    37,000   $  37,000
--------------------------------------------------------------------------------
Fleet National Bank
     VR
          2.137%, 12/19/01                                     5,000       5,000
--------------------------------------------------------------------------------
          2.22%, 12/24/01                                     10,000      10,006
--------------------------------------------------------------------------------
Marshall & llsley Bank, 6.75%, 12/3/01                        24,900      24,900
--------------------------------------------------------------------------------
PNC Bank, VR, 2.2075%, 12/24/01                               12,000      12,002
--------------------------------------------------------------------------------
Wilmington Trust, 3.43%, 3/7/02                               50,000      50,024
--------------------------------------------------------------------------------
Total Bank Notes (Cost  $138,932)                                        138,932
--------------------------------------------------------------------------------

BANKERS' ACCEPTANCES  0.1%
Regions Bank Birmingham Alabama
          2.00%, 12/20/01 - 5/22/02                            3,121       3,108
--------------------------------------------------------------------------------
Total Bankers' Acceptances (Cost  $3,108)                                  3,108
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT  34.2%
Abbey National Treasury Services
          4.20%, 5/30/02                                      50,000      50,000
--------------------------------------------------------------------------------
          5.21%, 2/20/02                                      16,000      16,000
--------------------------------------------------------------------------------
Allfirst Bank, VR, 2.41%, 10/18/02                            14,000      14,000
--------------------------------------------------------------------------------
Australia & New Zealand Banking (London), 3.74%, 12/31/01     72,000      72,005
--------------------------------------------------------------------------------
Bank of Montreal, 2.35%, 7/9/02                               25,000      25,037
--------------------------------------------------------------------------------
Bank of Scotland (London), 3.63%, 1/22/02                     50,000      50,001
--------------------------------------------------------------------------------
Barclays Bank (London)
          3.56%, 2/7/02                                       54,000      54,146
--------------------------------------------------------------------------------
          4.43%, 4/10/02                                      20,000      20,000
--------------------------------------------------------------------------------
          4.53%, 3/27/02                                      20,000      20,002
--------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale
          2.51%, 11/26/02                                     25,000      25,002
--------------------------------------------------------------------------------
          4.09%, 8/2/02                                       10,000      10,023
--------------------------------------------------------------------------------
Bayerische Vereinsbank (London), 2.31%, 2/12/02               44,000      44,001
--------------------------------------------------------------------------------
BNP Paribas, 3.63%, 12/19/01                                  10,000      10,000
--------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 3.595%, 9/23/02           50,000      49,998
--------------------------------------------------------------------------------

Chase Manhattan Bank
          2.32%, 12/13/01                                $    40,000   $  40,000
--------------------------------------------------------------------------------
          2.33%, 12/14/01                                     20,000      20,000
--------------------------------------------------------------------------------
Citibank, 3.65%, 12/20/01                                     56,000      56,000
--------------------------------------------------------------------------------
Comerica Bank, 4.22%, 5/29/02                                 49,800      49,801
--------------------------------------------------------------------------------
Commerzbank, 3.40%, 9/11/02                                   45,000      45,449
--------------------------------------------------------------------------------
Commonwealth Bank of Australia, 2.14%, 1/7/02                 50,000      50,002
--------------------------------------------------------------------------------
Credit Agricole Indosuez
          2.07%, 2/6/02                                       50,000      50,002
--------------------------------------------------------------------------------
          2.10%, 2/1/02                                       19,000      19,001
--------------------------------------------------------------------------------
          2.12%, 2/4/02                                       50,000      50,002
--------------------------------------------------------------------------------
Danske Bank
          2.32%, 1/22/02                                      49,750      49,751
--------------------------------------------------------------------------------
          5.22%, 1/9/02                                       19,900      19,900
--------------------------------------------------------------------------------
Deutsche Bank (London)
          2.30%, 11/19/02                                     10,000       9,988
--------------------------------------------------------------------------------
          5.12%, 2/8/02                                       30,000      30,000
--------------------------------------------------------------------------------
          5.22%, 2/20/02                                      16,000      16,000
--------------------------------------------------------------------------------
Dresdner Bank
          2.31%, 4/5/02                                       49,900      49,910
--------------------------------------------------------------------------------
          5.25%, 1/16/02                                       1,800       1,800
--------------------------------------------------------------------------------
Halifax, 5.08%, 2/4/02                                       100,000     100,014
--------------------------------------------------------------------------------
Hessische Landesbank
          3.61%, 8/29/02                                      10,000      10,008
--------------------------------------------------------------------------------
          3.82%, 6/24 - 7/29/02                               60,000      60,019
--------------------------------------------------------------------------------
          4.12%, 5/9/02                                        5,000       5,008
--------------------------------------------------------------------------------
          4.16%, 5/31/02                                      40,000      40,017
--------------------------------------------------------------------------------
Internationale Nederlanden Bank, 3.65%, 1/22/02               50,000      50,002
--------------------------------------------------------------------------------
Landesbank Baden-Wuer Hemberg, 5.01%, 2/5/02                   7,300       7,299
--------------------------------------------------------------------------------
Lloyds Bank
          2.50%, 12/24/01                                     50,000      50,000
--------------------------------------------------------------------------------
          5.20%, 1/11/02                                      47,000      47,000
--------------------------------------------------------------------------------
          5.22%, 1/30/02                                      15,000      15,037
--------------------------------------------------------------------------------
Merita Bank, 4.13%, 5/10/02                                   49,800      49,800
--------------------------------------------------------------------------------
Natexis Banque, 2.04%, 2/4/02                                 25,000      25,000
--------------------------------------------------------------------------------
National Australia Bank
          5.32%, 1/9/02                                       71,000      71,007
--------------------------------------------------------------------------------
          5.41%, 1/8/02                                       25,000      25,005
--------------------------------------------------------------------------------
Norddeutsche Landesbank Girozentrale (London)
          4.11%, 5/20/02                                      30,000      29,985
--------------------------------------------------------------------------------

Rabobank (London)
          2.02%, 12/10/01                                $   110,000   $ 110,001
--------------------------------------------------------------------------------
          2.06%, 2/6/02                                        4,250       4,250
--------------------------------------------------------------------------------
San Paulo IMI, S.P.A., 2.36%, 1/17/02                         35,000      35,004
--------------------------------------------------------------------------------
Societe Generale (London)
          3.27%, 12/12/01                                     66,000      66,010
--------------------------------------------------------------------------------
Svenska Handelsbanken
          5.11%, 2/11/02                                      20,000      20,000
--------------------------------------------------------------------------------
          5.385%, 12/12/01                                    25,000      25,001
--------------------------------------------------------------------------------
Toronto Dominion Bank
          2.185%, 11/14/02                                    25,000      25,001
--------------------------------------------------------------------------------
          4.63%, 3/28/02                                      59,800      59,842
--------------------------------------------------------------------------------
UBS, 3.855%, 6/21/02                                           4,200       4,201
--------------------------------------------------------------------------------
Westdeutsche Landesbank
          4.75%, 4/22/02                                      64,500      64,609
--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost  $2,016,959)                        ,016,941
--------------------------------------------------------------------------------

COMMERCIAL PAPER  45.4%
Alliance & Leicester, 4(2), 2.25%, 1/17/02                    25,000      24,927
--------------------------------------------------------------------------------
Alpine Securitization
     4(2)
          2.10%, 12/17/01                                     15,500      15,486
--------------------------------------------------------------------------------
          2.31%, 1/18/02                                      50,000      49,846
--------------------------------------------------------------------------------
Asset Portfolio Funding
          2.55%, 12/12/01                                      7,870       7,864
--------------------------------------------------------------------------------
     4(2), 2.11%, 1/17/02                                      6,419       6,401
--------------------------------------------------------------------------------
Bavaria TRR
     4(2)
          2.03%, 12/4/01                                      15,485      15,482
--------------------------------------------------------------------------------
          2.10%, 12/4/01                                       1,685       1,685
--------------------------------------------------------------------------------
          2.25%, 12/3/01                                      15,333      15,331
--------------------------------------------------------------------------------
Bell South Corp., 4(2), 3.05%, 12/12/01                       19,300      19,282
--------------------------------------------------------------------------------
Beta Finance, 4(2), 3.65%, 1/16/02                             5,000       4,977
--------------------------------------------------------------------------------
BP Capital, 2.28%, 6/24/02                                    32,208      31,790
--------------------------------------------------------------------------------

CC USA, 3.52%, 2/28/02                                   $    12,250   $  12,143
--------------------------------------------------------------------------------
Ciesco, 2.20%, 1/10/02                                        18,447      18,402
--------------------------------------------------------------------------------
Cingular Wireless, 2.01%, 12/11/01                             7,150       7,146
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 4(2) 2.02%,12/11/01      50,000      49,972
--------------------------------------------------------------------------------
Coca Cola
     4(2)
          2.07%, 1/25/02                                      50,000      49,842
--------------------------------------------------------------------------------
          2.10%, 1/18/02                                      38,500      38,392
--------------------------------------------------------------------------------
Credit Suisse, 3.66%, 1/18/02                                 24,000      23,883
--------------------------------------------------------------------------------
Delaware Funding
     4(2)
          2.06%, 12/20/01                                     50,000      49,946
--------------------------------------------------------------------------------
          2.08%, 12/26/01                                     85,500      85,376
--------------------------------------------------------------------------------
Discover Card Master Trust, (144a)
     4(2)
          2.03%, 12/13/01                                     21,350      21,336
--------------------------------------------------------------------------------
          2.04%, 12/14/01                                     75,000      74,945
--------------------------------------------------------------------------------
          2.15%, 1/11/02                                       9,300       9,277
--------------------------------------------------------------------------------
Dorada Finance, 4(2), 3.65%, 1/15/02                          40,000      39,817
--------------------------------------------------------------------------------
Enterprise Funding
     4(2)
          2.02%, 12/7/01                                       5,009       5,007
--------------------------------------------------------------------------------
          2.25%, 12/14/01                                      3,191       3,189
--------------------------------------------------------------------------------
Equilon Enterprises, 2.05%, 12/6/01                              200         200
--------------------------------------------------------------------------------
Export Development, 2.10%, 2/6/02                             23,023      22,933
--------------------------------------------------------------------------------
Falcon Asset Securitization
     4(2)
          2.08%, 1/10/02                                      30,000      29,930
--------------------------------------------------------------------------------
          2.10%, 1/11/02                                       9,660       9,637
--------------------------------------------------------------------------------
          2.11%, 1/8/02                                        5,000       4,989
--------------------------------------------------------------------------------
          2.26%, 2/4/02                                        5,365       5,343
--------------------------------------------------------------------------------
          2.32%, 1/15/02                                       9,000       8,974
--------------------------------------------------------------------------------
          2.80%, 12/17/01                                     25,000      24,969
--------------------------------------------------------------------------------
          3.10%, 12/6/01                                      20,158      20,149
--------------------------------------------------------------------------------
          3.65%, 1/10/02                                      44,200      44,021
--------------------------------------------------------------------------------
FCAR Owner Trust, 2.10%, 12/19/01                             50,000      49,947
--------------------------------------------------------------------------------

Fortis Funding
     4(2)
          2.32%, 1/10/02                                 $    30,000   $  29,923
--------------------------------------------------------------------------------
          2.35%, 1/3/02                                        8,750       8,731
--------------------------------------------------------------------------------
          3.54%, 1/14/02                                      44,500      44,307
--------------------------------------------------------------------------------
General Electric Capital, 2.01%, 3/27/02                      10,200      10,134
--------------------------------------------------------------------------------
Golden Funding
     4(2)
          2.07%, 5/28 - 5/30/02                               59,970      59,353
--------------------------------------------------------------------------------
Home Depot, 4(2), 2.07%, 5/6/02                               49,750      49,304
--------------------------------------------------------------------------------
J.P. Morgan Chase, 2.08%, 12/6/01                             10,550      10,547
--------------------------------------------------------------------------------
KBC Financial, 3.05%, 12/6/01                                 50,000      49,979
--------------------------------------------------------------------------------
KFW International Finance, 2.30%, 12/13/01                     5,650       5,646
--------------------------------------------------------------------------------
Kitty Hawk Funding
     4(2)
          2.05%, 2/12/02                                       3,484       3,470
--------------------------------------------------------------------------------
          2.30%, 1/18/02                                       2,518       2,510
--------------------------------------------------------------------------------
          2.31%, 12/14 - 12/20/01                              8,482       8,474
--------------------------------------------------------------------------------
          2.32%, 12/18 - 12/21/01                             13,931      13,914
--------------------------------------------------------------------------------
Lloyds Bank PLC, 2.10%, 1/25/02                               12,300      12,261
--------------------------------------------------------------------------------
Market Street Funding
     4(2)
          2.03%, 12/5/01                                      17,882      17,878
--------------------------------------------------------------------------------
          2.10%, 12/19/01                                     25,000      24,974
--------------------------------------------------------------------------------
          2.125%, 12/12/01 - 1/9/02                           11,043      11,020
--------------------------------------------------------------------------------
          2.30%, 12/7/01                                       5,000       4,998
--------------------------------------------------------------------------------
          2.38%, 12/6/01                                       6,877       6,875
--------------------------------------------------------------------------------
MassMutual Funding
     4(2)
          2.10%, 12/11 - 12/26/01                              9,990       9,978
--------------------------------------------------------------------------------
          2.35%, 12/13/01                                     16,800      16,787
--------------------------------------------------------------------------------
MBNA Master Credit Card Trust II, (144a)
     4(2)
          2.03%, 12/17/01                                     27,000      26,976
--------------------------------------------------------------------------------
          2.05%, 12/12/01                                      6,098       6,094
--------------------------------------------------------------------------------
          2.10%, 3/1/02                                       15,000      14,921
--------------------------------------------------------------------------------
          2.13%, 2/1/02                                       15,000      14,945
--------------------------------------------------------------------------------
          2.36%, 12/20/01                                      8,000       7,990
--------------------------------------------------------------------------------

          2.38%, 12/6/01                                 $    19,000   $  18,994
--------------------------------------------------------------------------------
          2.40%, 12/13/01                                     49,500      49,460
--------------------------------------------------------------------------------
Metlife, 4(2)
          2.35%, 12/11 - 12/12/01                            125,000     124,913
--------------------------------------------------------------------------------
New Center Asset Trust, 2.76%, 2/14/02                        50,000      49,712
--------------------------------------------------------------------------------
New York Life Capital
     4(2)
          2.04%, 2/25/02                                      30,000      29,854
--------------------------------------------------------------------------------
          2.08%, 1/14/02                                       5,750       5,736
--------------------------------------------------------------------------------
          2.10%, 1/23/02                                      10,000       9,969
--------------------------------------------------------------------------------
          2.25%, 1/28/02                                      27,485      27,385
--------------------------------------------------------------------------------
          2.36%, 12/10/01                                     36,770      36,748
--------------------------------------------------------------------------------
          2.40%, 12/3/01                                      15,515      15,513
--------------------------------------------------------------------------------
New York State Power Authority
          2.03%, 12/7/01                                       7,624       7,622
--------------------------------------------------------------------------------
          2.13%, 1/11/02                                      25,000      24,939
--------------------------------------------------------------------------------
Northern Illinois Gas, 3.25%, 4/1/02                          48,250      47,723
--------------------------------------------------------------------------------
Northern Rock, 2.22%, 12/12/01                                10,000       9,993
--------------------------------------------------------------------------------
Panasonic Finance, 4(2), 2.10%, 12/5/01                       50,000      49,988
--------------------------------------------------------------------------------
Park Avenue Receivables
     4(2)
          2.04%, 1/29/02                                      10,000       9,967
--------------------------------------------------------------------------------
          2.05%, 2/4/02                                       23,739      23,651
--------------------------------------------------------------------------------
          2.26%, 1/23/02                                       6,960       6,937
--------------------------------------------------------------------------------
          2.32%, 1/15/02                                      64,312      64,125
--------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 4(2), 2.08%, 1/7/02      15,500      15,467
--------------------------------------------------------------------------------
Repeat Offering Securities, 4(2), 2.21%, 1/28/02              75,000      74,733
--------------------------------------------------------------------------------
Rio Tinto (Commercial Paper) Ltd.
          2.25%, 1/16 - 1/22/02                               13,250      13,211
--------------------------------------------------------------------------------
     4(2), 2.34%, 1/8/02                                       2,650       2,644
--------------------------------------------------------------------------------
Rio Tinto America, Inc., 4(2), 2.25%, 12/11/01                14,260      14,251
--------------------------------------------------------------------------------
Sand Dollar Funding
     4(2)
          2.04%, 12/7/01                                      13,873      13,868
--------------------------------------------------------------------------------
          2.10%, 12/7/01                                      68,148      68,124
--------------------------------------------------------------------------------
Santander Finance (Delaware), 2.28%, 12/21/01                  4,000       3,995
--------------------------------------------------------------------------------

SBC Communications
     4(2)
          2.03%, 2/21/02                                 $    50,000   $  49,769
--------------------------------------------------------------------------------
          2.05%, 2/25/02                                      50,000      49,761
--------------------------------------------------------------------------------
Sony Capital
     4(2)
          2.12%, 1/29/02                                      18,375      18,311
--------------------------------------------------------------------------------
          2.40%, 1/25/02                                       4,650       4,633
--------------------------------------------------------------------------------
Stadshypotek Delaware, 2.30%, 12/12/01                        18,700      18,687
--------------------------------------------------------------------------------
Telstra
     4(2)
          2.35%, 12/21/01                                     30,000      29,961
--------------------------------------------------------------------------------
          2.40%, 12/14/01                                     29,500      29,474
--------------------------------------------------------------------------------
Three Rivers Funding
     4(2)
          2.06%, 12/14/01                                     27,000      26,980
--------------------------------------------------------------------------------
          2.10%, 12/19/01                                      2,825       2,822
--------------------------------------------------------------------------------
Tulip Funding
     4(2)
          2.09%, 3/18/02                                       9,688       9,628
--------------------------------------------------------------------------------
          2.28%, 1/23/02                                      53,475      53,295
--------------------------------------------------------------------------------
Variable Funding Capital, 4(2), 2.58%, 2/21/02                26,000      25,847
--------------------------------------------------------------------------------
Verizon Global Funding, VR, 4(2), 3.18%, 12/15/01             30,700      30,700
--------------------------------------------------------------------------------
Wal-Mart Funding, 4(2), 2.00%, 12/13/01                       99,200      99,134
--------------------------------------------------------------------------------
Wisconsin Energy
     4(2)
          2.175%, 12/3/01                                      7,012       7,011
--------------------------------------------------------------------------------
          2.35%, 12/14/01                                     15,100      15,087
--------------------------------------------------------------------------------
Yale University, 2.30%, 12/7/01                                6,478       6,476
--------------------------------------------------------------------------------
Total Commercial Paper (Cost  $2,671,905)                               ,671,923
--------------------------------------------------------------------------------

MEDIUM-TERM NOTES  14.8%
3M, 6.325%, 12/12/01                                          28,250      28,250
--------------------------------------------------------------------------------
American Express Credit Corp
          6.50%, 8/12/02                                       7,767       7,903
--------------------------------------------------------------------------------
     VR, 2.28%, 2/1/02                                        55,940      55,955
--------------------------------------------------------------------------------
Australia & New Zealand Banking, VR, 2.31%, 1/28/02           37,000      37,000
--------------------------------------------------------------------------------

Bankamerica
          7.50%, 10/15/02                                $     2,221   $   2,315
--------------------------------------------------------------------------------
          7.875%, 12/1/02                                      7,825       8,256
--------------------------------------------------------------------------------
BankBoston Corp., 6.125%, 3/15/02                              1,500       1,504
--------------------------------------------------------------------------------
Bankers Trust, 8.125%, 5/15/02                                 2,500       2,541
--------------------------------------------------------------------------------
Beta Finance
          5.79%, 8/13/97                                           0           0
--------------------------------------------------------------------------------
     (144a), 4.65%, 4/25/02                                   60,000      60,000
--------------------------------------------------------------------------------
BMW U.S. Capital, VR, 2.03%, 2/15/02                          63,500      63,507
--------------------------------------------------------------------------------
Caterpillar Financial Services
          7.09%, 8/29/02                                       2,000       2,059
--------------------------------------------------------------------------------
     VR, 2.54%, 1/18/02                                       10,000      10,002
--------------------------------------------------------------------------------
CIT Group, VR, 2.70%, 12/31/01                                35,000      35,013
--------------------------------------------------------------------------------
Credit Suisse First Boston, VR, 3.52%, 12/10/01               25,000      25,000
--------------------------------------------------------------------------------
First Maryland Bancorp, 8.375%, 5/15/02                        9,500       9,747
--------------------------------------------------------------------------------
Ford Motor Credit, VR, 2.49%, 1/22/02                         10,000      10,001
--------------------------------------------------------------------------------
General Electric Capital
          6.50%, 9/27/02                                       3,298       3,417
--------------------------------------------------------------------------------
          6.70%, 10/1/02                                       6,280       6,460
--------------------------------------------------------------------------------
Georgia Power, VR, 2.15%, 12/24/01                            30,500      30,497
--------------------------------------------------------------------------------
Goldman Sachs Group
     VR
           2.08%, 12/17/01                                    50,000      50,000
--------------------------------------------------------------------------------
           2.28%, 12/5/01                                     26,000      26,000
--------------------------------------------------------------------------------
Holmes Financing, 2.20%, 12/17/01                             14,800      14,800
--------------------------------------------------------------------------------
Hydro Quebec
          6.36%, 1/15/02                                       8,250       8,253
--------------------------------------------------------------------------------
          6.37%, 1/15/02                                         800         801
--------------------------------------------------------------------------------
          8.625%, 5/20/02                                      5,000       5,087
--------------------------------------------------------------------------------
International Business Machines, 7.25%, 11/1/02                2,500       2,614
--------------------------------------------------------------------------------
Jackson National Life, VR, 2.114%, 12/21/01                   24,900      24,895
--------------------------------------------------------------------------------
K2
          2.00%, 6/5/02                                       13,750      13,608
--------------------------------------------------------------------------------
          3.58%, 1/15/02                                      12,000      11,946
--------------------------------------------------------------------------------
          4.07%, 6/17/02                                      50,000      50,000
--------------------------------------------------------------------------------
KFW International Finance, 6.375%, 11/21/02                    3,000       3,117
--------------------------------------------------------------------------------
LINCs Series 2001-1, VR, (144a), 2.37%, 1/22/02                  645         644
--------------------------------------------------------------------------------
Merrill Lynch
          4.35%, 6/3/02                                       29,350      29,350
--------------------------------------------------------------------------------

     VR
          2.39%, 2/15/02                                 $     3,000   $   3,003
--------------------------------------------------------------------------------
          2.44125%, 1/11/02                                    1,500       1,500
--------------------------------------------------------------------------------
          2.51%, 2/8/02                                        9,000       9,007
--------------------------------------------------------------------------------
          2.815%, 12/27/01                                    13,475      13,484
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter, VR, 2.233%, 12/28/01              34,900      34,906
--------------------------------------------------------------------------------
National Rural Utilities, VR, 2.461%, 1/17/02                 46,000      46,000
--------------------------------------------------------------------------------
Norwest Corp., 7.75%, 3/1/02                                  16,800      16,907
--------------------------------------------------------------------------------
Paccar Financial, VR, 2.43%, 1/28/02                          16,850      16,859
--------------------------------------------------------------------------------
Prudential Funding, (144a), VR, 2.121%, 2/15/02               35,000      35,011
--------------------------------------------------------------------------------
Quebec Province, 7.50%, 7/15/02                                8,700       8,915
--------------------------------------------------------------------------------
Siemens Financieringsmaatschappij, 5.75%, 5/15/02              2,000       2,010
--------------------------------------------------------------------------------
US Bancorp
     VR
          2.24%, 12/17/01                                     15,000      15,011
--------------------------------------------------------------------------------
          2.241%, 12/17/01                                    14,700      14,710
--------------------------------------------------------------------------------
Wachovia, VR, 2.068%, 2/25/02                                  9,500       9,497
--------------------------------------------------------------------------------
Wells Fargo Corp., 8.75%, 5/1/02                               5,000       5,082
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost  $872,444)                                 872,444
--------------------------------------------------------------------------------

FUNDING AGREEMENTS  3.0%
Allstate Life Insurance
     VR
          2.637%, 12/3/01 #                                   25,000      25,000
--------------------------------------------------------------------------------
          3.752%, 12/3/01 #                                   25,000      25,000
--------------------------------------------------------------------------------
GE Life & Annuity, VR, 3.46%, 12/12/01 #                      25,000      25,000
--------------------------------------------------------------------------------
Peoples Benefit Life Insurance
     VR
          2.46%, 12/3/01 #                                    40,000      40,000
--------------------------------------------------------------------------------
          2.47%, 12/3/01 #                                    25,000      25,000
--------------------------------------------------------------------------------
Protective Life Insurance, VR, 3.66%, 12/3/01 #               12,500      12,500
--------------------------------------------------------------------------------
Security Life of Denver, 2.16%, 12/28/01 #                    25,000      25,000
--------------------------------------------------------------------------------

Total Funding Agreements (Cost  $177,500)                                177,500

99.9% of Net Assets (Cost $5,880,848)                              $ 5,880,848
Other Assets Less Liabilities                                            7,409

NET ASSETS                                                         $ 5,888,257
Net Assets Consist of:
Undistributed net investment income - net of distributions         $       735
Undistributed net realized gain/loss - net of distributions                767
Paid-in-capital applicable to 5,888,248,119 shares of $0.01 par
value capital stock outstanding; 15,000,000,000 shares authorized    5,886,755

NET ASSETS                                                         $ 5,888,257
NET ASSET VALUE PER SHARE
Prime Reserve shares
($5,812,216,323 / 5,812,207,161 shares outstanding)                $      1.00

Prime Reserve PLUS shares
($76,041,155 / 76,040,958 shares outstanding)                      $      1.00

     #  Private Placement
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 5.8% of net assets
  4(2)  Commercial paper sold within terms of a
        private placement memorandum, exempt from registration under section
        4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors"
    VR  Variable Rate

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
Unaudited                                                      In thousands
                                                                  6 Months
                                                                     Ended
                                                                  11/30/01
Investment Income (Loss)
Interest Income                                                 $  111,697
Expenses
  Investment management                                             10,861
  Shareholder servicing
    Prime Reserve shares                                             6,702
    Prime Reserve PLUS shares                                          169
  Custody and accounting                                               259
  Prospectus and shareholder reports
    Prime Reserve shares                                               225
    Prime Reserve PLUS shares                                            2
  Registration                                                          54
  Directors                                                             29
  Proxy and annual meeting                                              20
  Legal and audit                                                        9
  Miscellaneous                                                        404
  Total expenses                                                    18,734
  Expenses paid indirectly                                             (16)
  Net expenses                                                      18,718
Net investment income (loss)                                        92,979

REALIZED GAIN (LOSS)
  Net realized gain (loss) on securities                                31

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $   93,010

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
Unaudited                                                         In thousands
                                                         6 Months         Year
                                                            Ended        Ended
                                                         11/30/01      5/31/01
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $    92,979  $   323,620
  Net realized gain (loss)                                     31           39
  Increase (decrease) in net assets from operations        93,010      323,659
Distributions to shareholders
  Net investment income
    Prime Reserve shares                                  (91,916)    (320,437)
    Prime Reserve PLUS shares                              (1,063)      (3,183)
  Decrease in net assets from distributions               (92,979)    (323,620)
Capital share transactions *
  Shares sold
    Prime Reserve shares                                2,288,379    6,538,331
    Prime Reserve PLUS shares                              20,352      155,703
  Increase (decrease) in net assets from shares sold    2,308,731    6,694,034
Distributions reinvested
    Prime Reserve shares                                   89,935      309,774
    Prime Reserve PLUS shares                               1,071        3,056
  Increase in net assets from distributions reinvested     91,006      312,830
  Shares redeemed
    Prime Reserve shares                               (2,324,373)  (6,708,151)
    Prime Reserve PLUS shares                             (14,024)    (138,691)
  Decrease in net assets from shares redeemed          (2,338,397)  (6,846,842)
  Increase (decrease) in net assets from
  capital share transactions                               61,340      160,022
Net Assets
Increase (decrease) during period                          61,371      160,061
Beginning of period                                     5,826,886    5,666,825
End of period                                         $ 5,888,257  $ 5,826,886

*    Capital share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
Unaudited                                                    November 30, 2001

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------
     T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund offers two classes of shares--Prime Reserve, offered since January 26, 1976, and Prime Reserve PLUS, first offered on November 1, 1998. Prime Reserve PLUS provides expanded shareholder services, the cost of which is borne by its shareholders. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters which relate to both classes, and, in all other respects, the same rights and obligations as the other class. The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors. Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. Class Accounting Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared by each class on a daily basis and paid monthly.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - FEDERAL INCOME TAXES
-----------------------------
     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of May 31, 2001, the fund had $44,000 of capital loss carryforwards, $2,000 of which expires in 2008, and $42,000 in 2009. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $5,880,848,000.

NOTE 3- RELATED PARTY TRANSACTIONS
----------------------------------
        The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $1,793,000 was payable at November 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.05% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group. In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund.
        T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $5,607,000 for the six months ended November 30, 2001, of which $1,136,000 was payable at period end.

T. ROWE PRICE PRIME RESERVE FUND
--------------------------------------------------------------------------------
ANNUAL MEETING RESULTS
----------------------
     The T. Rowe Price Prime Reserve Fund held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund. The results of voting were as follows (by number of shares):

M. David Testa
 Affirmative:         3,099,782,154.168
 Withhold:               69,842,413.525
 Total:               3,169,624,567.693

William T. Reynolds
 Affirmative:         3,100,129,247.889
 Withhold:               69,495,319.804
 Total:               3,169,624,567.693

Calvin W. Burnett
 Affirmative:         3,092,119,975.945
 Withhold:               77,504,591.748
 Total:               3,169,624,567.693

Anthony W. Deering
 Affirmative:         3,097,130,212.932
 Withhold:               72,494,354.761
 Total:               3,169,624,567.693

Donald W. Dick, Jr.
 Affirmative:         3,098,307,770.944
 Withhold:               71,316,796.749
 Total:               3,169,624,567.693

David K. Fagin
 Affirmative:         3,095,977,225.444
 Withhold:               73,647,342.249
 Total:               3,169,624,567.693

F. Pierce Linaweaver
 Affirmative:         3,096,771,337.304
 Withhold:               72,853,230.389
 Total:               3,169,624,567.693

Hanne M. Merriman
 Affirmative:         3,097,753,528.095
 Withhold:               71,871,039.598
 Total:               3,169,624,567.693

John G. Schreiber
 Affirmative:         3,099,749,251.060
 Withhold:               69,875,316.633
 Total:               3,169,624,567.693

Hubert D. Vos
 Affirmative:         3,094,309,191.422
 Withhold:               75,315,376.271
 Total:               3,169,624,567.693

Paul M. Wythes
 Affirmative:         3,095,906,951.554
 Withhold:               73,717,616.139
 Total:               3,169,624,567.693

James S. Riepe
 Affirmative:         3,098,962,929.718
 Withhold:               70,661,637.975
 Total:               3,169,624,567.693

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------
STOCK FUNDS
-----------
Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
-------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
----------
DOMESTIC TAXABLE
----------------
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
-----------------
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEYMARKET FUNDS+
------------------
Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------
STOCK
-----
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International
Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315. ** Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202                                          F44-051  11/30/01